UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-08572

Bishop Street Funds

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-262-9565

Date of fiscal year end: December 31, 2013

Date of reporting period: June 30, 2013

Item 1.	Reports to Stockholders.

Bishop Street Funds

Semi-Annual Report

June 30, 2013

STRATEGIC GROWTH FUND

DIVIDEND VALUE FUND

HIGH GRADE INCOME FUND

HAWAII MUNICIPAL BOND FUND

Investment Adviser

Bishop Street
Capital Management

BISHOP STREET FUNDS

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities is available without charge, by calling 1-800-262-9565 or by visiting the Commission’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, by calling 1-800-262-9565 or by visiting the Funds’ website at http://www.bishopstreetfunds.com or the website of the Securities and Exchange Commission.

BISHOP STREET

FUNDS

BISHOP STREET

LETTER TO SHAREHOLDERS

FUNDS

Dear Shareholder:

As in years past, the first six months of 2013 proved to be full of surprises. The year began with the U.S. economy teetering on the edge of a fiscal cliff as lawmakers struggled to find a workable solution to our budget deficits. But with a fiscal policy resolution finally in hand and the Federal Reserve willing to provide much needed support, investor confidence returned and the search for growth opportunities continued. The big winner was U.S. stocks, with the S&P 500 Index gaining an impressive 14 percent – its best start in fifteen years! The U.S. economy was the “best of the worst” as the Eurozone continued to struggle and the emerging economies experienced a slowdown. The exception in Asia was the MSCI Japan Index which surged almost 15.4 percent in U.S. dollar terms on the heels of aggressive economic policy measures designed to resolve Japan’s macro-economic problems.

Perhaps the most significant event in the first half was the message from Fed Chairman Bernanke that the economy was finally beginning to show sustained life and the time had come to unwind its aggressive easy monetary programs. The change in policy stance sent shock waves around the globe leading to a sell-off in both stocks and bonds. Bonds in particular, took the news especially hard as investors abandoned fixed income strategies sending the ten-year Treasury yields soaring 100 basis points to 2.6 percent. As a result, the Barclay’s U.S. Aggregate Bond Index declined 2.4 percent – the worst first half showing for bonds in nearly 20 years. Further, with no inflation in sight, gold and commodities suffered as well declining 27 percent and 5.5 percent, respectively.

So what is in store for the balance of the year?

From a technical standpoint, the S&P 500 has generally responded well with a strong performance in the first half. This will depend on how the bond market responds to QE tapering, investor reaction and confidence in Japan’s new economic policies and the success of emerging economies in engineering their respective soft landings. If the U.S. economy continues to improve, the Eurozone rises from recession and emerging economies seize the opportunity to enact much needed reforms, we believe the longer-term uptrends in the equity markets are likely to continue.

Bishop Street Funds

Diversification remains the key

As we have discussed in previous messages to our shareholders, we believe in the benefits of a balanced, diversified portfolio in any successful investment program. Whether enjoying the benefits of growth and higher earnings found in our equity funds or stable income and cash flow found in our investment grade fixed income funds, we believe a balanced portfolio will likely result in long-term investment success. In this regard, we hope that the Bishop Street family of funds will continue to play an important role in your investment program.

Thank you for your continued trust and investment in the Bishop Street Funds.

Sincerely,

Michael K. Hirai, CFA, CPA

President and Chief Investment Officer

Bishop Street Capital Management

July 15, 2013

The performance data quoted represents past performance. Past performance does not guarantee future results. Index returns are for illustrative purposes only and do not represent actual Fund performance. Index performance returns do not reflect any management fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index.

Investing involves risk including possible loss of principal. Diversification does not protect against market loss.

June 30, 2013	www.bishopstreetfunds.com

BISHOP STREET

DEFINITIONS OF COMPARATIVE INDICES

FUNDS

Definitions of Comparative Indices

The S&P 500 Composite Index is a widely recognized index of 500 stocks designed to mimic the overall U.S. equity market’s industry weightings.

Barclay’s U.S. Aggregate Bond Index covers the USD-denominated, investment-grade fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Goverment-Related, Corporate, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS sectors. The U.S. Aggregate Index is a component of the U.S. Universal Index in its entirety. The index was created in 1986, with index history backfilled to January 1, 1976.

The MSCI Japan Index is a free-float adjusted market capitalization weighted index that is designed to track the equity market performance of Japanese securities listed on Tokyo Stock Exchange, Osaka Stock Exchange, JASDAQ and Nagoya Stock Exchange. The MSCI Japan Total Return Index takes into account both price performance and income from dividend payments. The MSCI Japan Index is constructed based on the MSCI Global Investable Market Indices Methodology, targeting a free-float market capitalization coverage of 85%.

Bishop Street Funds

Strategic Growth Fund	(unaudited)

Top Ten Equity Holdings†

		Percentage of Investments

1.	Honeywell International	2.3%

2.	Hertz Global Holdings	2.2%

3.	Michael Kors Holdings	2.2%

4.	Macy’s	2.2%

5.	Union Pacific	2.2%

6.	Cigna	2.2%

7.	AutoZone	2.2%

8.	Herbalife	2.1%

9.	Microsoft	2.1%

10.	Alliance Data Systems	2.1%

†	Percentages based on total investments. Top ten holdings do not include short-term investments.

Schedule of Investments

Shares		Value (000)
COMMON STOCK — 99.8%
Consumer Discretionary — 18.6%
2,600	AutoZone*	$1,102
20,900	CBS	1,022
13,400	Home Depot	1,038
26,000	Lowe’s	1,063
23,200	Macy’s	1,114
18,000	Michael Kors Holdings*	1,116
13,300	PetSmart	891
14,700	Scripps Networks Interactive	981
19,300	TJX	966

		9,293

June 30, 2013	www.bishopstreetfunds.com

Strategic Growth Fund	(unaudited)

Schedule of Investments

(continued)

Shares		Value (000)
Consumer Staples — 6.0%
8,700	Costco Wholesale	$962
16,800	CVS	961
23,800	Herbalife	1,074

		2,997

Energy — 3.9%
27,200	Oasis Petroleum*	1,057
12,400	Schlumberger	889

		1,946

Financials — 16.2%
11,700	ACE	1,047
20,600	Allstate	991
13,600	American Express	1,016
3,900	BlackRock	1,002
20,800	Citigroup	998
6,500	Goldman Sachs Group	983
1,850	Mastercard	1,063
13,800	Prudential Financial	1,008

		8,108

Health Care — 12.1%
18,700	AmerisourceBergen	1,044
10,300	Amgen	1,016
4,600	Biogen Idec*	990
7,600	Celgene*	889
15,200	Cigna	1,102
33,500	Mylan*	1,039

		6,080

Industrials — 14.6%
16,000	BE Aerospace*	1,009
8,500	Cummins	922
17,200	Equifax	1,013
45,400	Hertz Global Holdings*	1,126
14,600	Honeywell International	1,159
8,700	Stericycle*	961
7,200	Union Pacific	1,111

		7,301

Information Technology — 22.9%
5,900	Alliance Data Systems*	1,068
2,150	Apple	852

Bishop Street Funds

Strategic Growth Fund	(unaudited)

Schedule of Investments

(concluded)

Shares		Value (000)

Information Technology — (continued)
28,200	Broadcom	$952
40,700	Cisco Systems	989
16,800	eBay*	869
31,100	Microsoft	1,074
29,000	Oracle	891
14,800	Qualcomm	904
18,700	Teradata*	939
5,700	Visa	1,042
12,900	VMware*	864
25,500	Xilinx	1,010

		11,454

Materials — 5.5%
5,000	CF Industries Holdings	858
13,900	Eastman Chemical	973
9,600	Monsanto	948

		2,779

TOTAL COMMON STOCK (Cost $40,169)		49,958

SHORT-TERM INVESTMENT (A) — 0.3%
150,346	Dreyfus Cash Management Fund, Institutional Shares, 0.050% (Cost $150)	150

TOTAL INVESTMENTS (Cost $40,319) — 100.1%		$50,108

Percentages are based on Net Assets of $50,073 (000).

*	Non-income producing security.

(A)	The rate shown is the 7-day effective yield as of June 30, 2013.

Cost figures are shown in thousands.

The accompanying notes are an integral part of the financial statements.

June 30, 2013	www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)

Top Ten Equity Holdings†

		Percentage of Investments

1.	Verizon Communications	3.0%

2.	Microsoft	2.8%

3.	Pfizer	2.8%

4.	Philip Morris International	2.8%

5.	International Business Machines	2.7%

6.	Exxon Mobil	2.7%

7.	Johnson & Johnson	2.7%

8.	Merck	2.6%

9.	Sherwin-Williams	2.5%

10.	AT&T	2.5%

†	Percentages based on total investments. Top ten holdings do not include short-term investments.

Schedule of Investments

Shares		Value (000)
COMMON STOCK — 97.3%
Consumer Discretionary — 8.8%
17,760	Home Depot	$1,376
6,055	Macy’s	291
8,535	Mattel	386
10,190	McDonald’s	1,009
5,510	Nordstrom	330
14,630	Time Warner	846
8,650	TJX	433
1,585	VF	306

		4,977

Bishop Street Funds

Dividend Value Fund	(unaudited)

Schedule of Investments

(continued)

Shares		Value (000)
Consumer Staples — 9.1%
19,550	Altria Group	$684
13,040	Coca-Cola Co.	523
8,500	General Mills	413
6,725	Kimberly-Clark	653
18,000	Philip Morris International	1,559
9,890	Procter & Gamble	762
7,120	Wal-Mart Stores	530

		5,124

Energy — 9.6%
10,270	Chevron	1,215
5,870	ConocoPhillips	355
16,910	Exxon Mobil	1,528
15,690	Kinder Morgan	599
6,460	Occidental Petroleum	577
5,565	Phillips 66	328
13,000	Royal Dutch Shell PLC ADR	829

		5,431

Financials — 17.5%
4,985	ACE	446
11,065	American Express	827
2,114	AvalonBay Communities‡	285
2,555	BlackRock	656
4,885	Chubb	414
6,155	CME Group	467
6,300	Fifth Third Bancorp	114
23,675	JPMorgan Chase	1,250
15,510	Marsh & McLennan	619
6,365	MetLife	291
8,290	Northern Trust	480
19,100	People’s United Financial	285
6,960	PNC Financial Services Group	507
1,985	Public Storage‡	304
1,625	Simon Property Group‡	257
4,415	T Rowe Price Group	323
13,705	Unum Group	403
21,660	US Bancorp	783
27,935	Wells Fargo	1,153

		9,864

June 30, 2013	www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)

Schedule of Investments

(continued)

Shares		Value (000)
Health Care — 14.9%
17,435	Abbott Laboratories	$608
23,390	AbbVie	967
10,580	Amgen	1,044
26,900	Bristol-Myers Squibb	1,202
17,560	Johnson & Johnson	1,508
31,615	Merck	1,468
56,610	Pfizer	1,586

		8,383

Industrials — 9.5%
7,975	Boeing	817
3,100	Deere	252
6,725	Dover	522
6,315	Emerson Electric	344
10,760	Honeywell International	854
3,955	Illinois Tool Works	274
4,750	Parker Hannifin	453
8,835	Raytheon	584
6,400	United Parcel Service	553
3,150	United Technologies	293
10,190	Waste Management	411

		5,357

Information Technology — 12.4%
11,690	Accenture PLC	841
8,535	Automatic Data Processing	588
25,055	Cisco Systems	609
36,890	Intel	893
8,070	International Business Machines	1,542
8,930	Kla-Tencor	498
46,355	Microsoft	1,601
11,925	Texas Instruments	416

		6,988

Materials — 5.1%
11,325	EI du Pont de Nemours	595
4,700	LyondellBasell Industries NV	311
8,280	RPM International	265
7,900	Sherwin-Williams	1,395
8,070	Sonoco Products	279

		2,845

Bishop Street Funds

Dividend Value Fund	(unaudited)

Schedule of Investments

(concluded)

Shares		Value (000)

Telecommunication Services — 5.5%
39,260	AT&T	$1,390
33,815	Verizon Communications	1,702

		3,092

Utilities — 4.9%
7,900	American Electric Power	354
10,650	CMS Energy	289
4,725	Dominion Resources	269
4,065	Duke Energy	274
3,410	NextEra Energy	278
6,765	Northeast Utilities	284
5,930	Sempra Energy	485
8,390	Westar Energy	268
6,860	Wisconsin Energy	281

		2,782

TOTAL COMMON STOCK (Cost $39,403)		54,843

EXCHANGE TRADED FUND — 1.0%
3,590	SPDR S&P 500 ETF Trust, Ser 1 (Cost $559)	574

PREFERRED STOCK — 0.4%
1,575	Fifth Third Bancorp, 8.50% (Cost $234)	246

SHORT-TERM INVESTMENT (A) — 1.3%
744,394	Dreyfus Cash Management Fund, Institutional Shares, 0.050% (Cost $744)	744

TOTAL INVESTMENTS (Cost $40,940) — 100.0%		$56,407

Percentages are based on Net Assets of $56,391 (000).

‡	Real Estate Investment Trust

(A)	The rate shown is the 7-day effective yield as of June 30, 2013.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

PLC — Public Limited Company

Ser — Series

SPDR — S&P Depositary Receipt

Cost figures are shown in thousands.

The accompanying notes are an integral part of the financial statements.

June 30, 2013	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Top Ten Holdings†

		Coupon Rate	Maturity Date	Percentage of Investments

1.	U.S. Treasury Note	0.125%	08/31/13	2.7%

2.	U.S. Treasury Note	0.250%	09/15/14	2.1%

3.	California State, Build America Bonds	7.550%	04/01/39	1.9%

4.	International Business Machines	8.375%	11/01/19	1.7%

5.	Rio Tinto Finance USA	9.000%	05/01/19	1.6%

6.	Aflac	8.500%	05/15/19	1.6%

7.	St. Louis School District, Qualified School Construction Boards	6.100%	04/01/25	1.6%

8.	FHLB	5.125%	03/10/17	1.6%

9.	MetLife	6.817%	08/15/18	1.5%

10.	FHLB	3.750%	12/14/18	1.5%

†	Percentages based on total investments. Top ten holdings do not include short-term investments.

Schedule of Investments

Face Amount (000)		Value (000)
CORPORATE OBLIGATIONS — 58.3%
Banks — 5.4%
	Bank of Oklahoma
$500	0.226%, 05/15/17 (A)	$490
	Barclays Bank PLC
675	6.750%, 05/22/19	804
	Citigroup
383	6.500%, 08/19/13	386
520	6.000%, 08/15/17	586

Bishop Street Funds

High Grade Income Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Banks — (continued)
	Goldman Sachs Group MTN
$500	7.500%, 02/15/19	$594
550	0.676%, 07/22/15 (A)	544
	JPMorgan Chase
450	3.150%, 07/05/16	467
	US Bancorp MTN
500	3.000%, 03/15/22	485

		4,356

Consumer Discretionary — 3.3%
	Anheuser-Busch InBev Finance
425	1.250%, 01/17/18	412
	AutoZone
250	4.000%, 11/15/20	255
	Home Depot
700	5.875%, 12/16/36	823
	Johnson Controls
500	4.250%, 03/01/21	523
	Macy’s Retail Holdings
300	2.875%, 02/15/23	277
	McDonald’s MTN
350	1.875%, 05/29/19	345

		2,635

Consumer Staples — 5.3%
	Bunge Finance
500	8.500%, 06/15/19	617
	Campbell Soup
500	4.250%, 04/15/21	523
	Colgate-Palmolive MTN
900	1.950%, 02/01/23	813
	ConAgra Foods
500	1.900%, 01/25/18	491
	Genentech
1,000	4.750%, 07/15/15	1,079
	Hershey
250	2.625%, 05/01/23	237
	Teva Pharmaceutical Finance BV
500	2.400%, 11/10/16	515

		4,275

June 30, 2013	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Energy — 5.2%
	Cameron International
$375	4.500%, 06/01/21	$397
	Devon Energy
400	6.300%, 01/15/19	464
	Halliburton
1,000	6.150%, 09/15/19	1,205
	Kinder Morgan Energy Partners
500	9.000%, 02/01/19	639
	Murphy Oil
625	2.500%, 12/01/17	617
	Occidental Petroleum
375	2.700%, 02/15/23	346
	Valero Energy
425	6.625%, 06/15/37	488

		4,156

Financials — 16.0%
	Aflac
1,000	8.500%, 05/15/19	1,278
	American Express Credit MTN
545	2.375%, 03/24/17	557
	Aon
500	3.125%, 05/27/16	522
	Bank of America
1,050	3.700%, 09/01/15	1,095
	Bank of New York Mellon MTN
500	4.150%, 02/01/21	532
	Capital One Financial
500	7.375%, 05/23/14	529
	Daimler Finance North America LLC
600	6.500%, 11/15/13	613
	Ford Motor Credit LLC
500	2.500%, 01/15/16	504
	General Electric Capital MTN
625	6.150%, 08/07/37	707
600	1.273%, 03/15/23 (A)	595
	Marsh & McLennan
465	9.250%, 04/15/19	608
	MetLife
1,000	6.817%, 08/15/18	1,211
	Morgan Stanley MTN
500	5.750%, 10/18/16	552

Bishop Street Funds

High Grade Income Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Financials — (continued)
	Prudential Financial MTN
$320	7.375%, 06/15/19	$391
	Royal Bank of Canada MTN
875	0.850%, 03/08/16	870
	Svensk Exportkredit AB
1,000	2.125%, 07/13/16	1,032
	Toyota Motor Credit MTN
400	2.800%, 01/11/16	417
500	1.375%, 01/10/18	487
	Ventas Realty
415	2.700%, 04/01/20‡	392

		12,892

Health Care — 6.6%
	Amgen
350	5.700%, 02/01/19	402
	AstraZeneca PLC
1,000	5.900%, 09/15/17	1,162
	Becton Dickinson and
500	3.125%, 11/08/21	493
	Celgene
500	3.250%, 08/15/22	474
	Gilead Sciences
875	3.050%, 12/01/16	925
	Merck Sharp & Dohme
1,000	5.000%, 06/30/19	1,142
	UnitedHealth Group
700	2.875%, 03/15/22	667

		5,265

Industrials — 3.0%
	Caterpillar
500	7.900%, 12/15/18	645
	Emerson Electric
500	2.625%, 02/15/23	473
	Precision Castparts
900	1.250%, 01/15/18	875
	Raytheon
475	2.500%, 12/15/22	437

		2,430

June 30, 2013	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Information Technology — 6.3%
	Affiliated Computer Services
$500	5.200%, 06/01/15	$530
	DIRECTV Holdings LLC
1,000	3.500%, 03/01/16	1,051
	EMC
250	1.875%, 06/01/18	247
	Intel
425	1.350%, 12/15/17	416
	International Business Machines
1,000	8.375%, 11/01/19	1,340
	News America
410	6.650%, 11/15/37	472
	Symantec
500	2.750%, 09/15/15	515
	Texas Instruments
500	1.000%, 05/01/18	478

		5,049

Materials — 3.5%
	BHP Billiton Finance
950	5.250%, 12/15/15	1,046
	Praxair
500	2.200%, 08/15/22	458
	Rio Tinto Finance USA
1,000	9.000%, 05/01/19	1,299

		2,803

Telecommunication Services — 1.5%
	Alltel
250	7.000%, 03/15/16	287
	AT&T
305	5.500%, 02/01/18	349
	Cellco Partnership
450	8.500%, 11/15/18	584

		1,220

Transportation — 1.4%
	Burlington Northern Santa Fe LLC
625	4.450%, 03/15/43	582
	Continental Airlines
498	9.000%, 07/08/16	572

		1,154

Bishop Street Funds

High Grade Income Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Utilities — 0.8%
	CenterPoint Energy
$350	5.950%, 02/01/17	$398
	Duke Energy
250	1.625%, 08/15/17	245

		643

TOTAL CORPORATE OBLIGATIONS (Cost $45,578)		46,878

U.S. TREASURY OBLIGATIONS — 21.1%
	U.S. Treasury Bond
700	7.250%, 05/15/16	832
800	6.000%, 02/15/26	1,074
500	5.375%, 02/15/31	651
500	4.750%, 02/15/37	617
1,000	4.500%, 08/15/39	1,196
335	3.750%, 08/15/41	354
	U.S. Treasury Note
275	3.750%, 11/15/18	307
350	3.625%, 02/15/21	389
625	3.125%, 10/31/16	672
500	3.125%, 01/31/17	539
600	2.875%, 03/31/18	643
405	2.625%, 04/30/16	428
650	2.375%, 10/31/14	669
1,000	2.375%, 02/28/15	1,035
500	2.375%, 07/31/17	526
1,000	2.125%, 05/31/15	1,034
500	2.125%, 08/15/21	498
500	2.000%, 11/15/21	491
325	1.375%, 02/28/19	321
800	1.000%, 01/15/14	804
1,700	0.250%, 09/15/14	1,701
2,145	0.125%, 08/31/13	2,145

TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,493)		16,926

MUNICIPAL BONDS — 9.2%
	California State, Build America Bonds, GO
1,130	7.550%, 04/01/39	1,513
	City of Minneapolis Minnesota, GO
250	4.900%, 03/01/25	279
300	4.800%, 03/01/24	336

June 30, 2013	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
MUNICIPAL BONDS (continued)
	City of New York New York, GO
$300	5.817%, 10/01/31	$335
	Connecticut State, GO
800	5.295%, 10/01/29	850
	County, of Kauai Hawaii, GO
500	5.663%, 08/01/29	559
	Hawaii State, GO
750	5.480%, 02/01/28	871
100	5.330%, 02/01/26	116
	Houston Independent School District, GO
250	6.125%, 02/15/28	286
	Michigan State, Ser A, GO
1,000	3.850%, 05/15/26	978
	St. Louis School District, Qualified School Construction Boards, GO
1,070	6.100%, 04/01/25	1,259

TOTAL MUNICIPAL BONDS (Cost $6,960)		7,382

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.0%
	FHLB
1,100	5.125%, 03/10/17	1,254
1,000	4.125%, 03/13/20	1,107
1,100	3.750%, 12/14/18	1,207
	FHLMC
875	8.250%, 06/01/16	1,053
	FNMA
1,000	2.000%, 02/07/14	1,002

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,414)		5,623

NON-AGENCY MORTGAGE-BACKED OBLIGATION (A) — 1.2%
	GSR Mortgage Loan Trust, Ser 2004-4, Cl 3A2
968	2.050%, 04/25/32	939

TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATION (Cost $867)		939

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 1.0%
	FNMA, Ser 2003-33, Cl AB
510	3.750%, 03/25/33	527
	FNMA, Ser 889958
140	5.000%, 10/01/23	150

Bishop Street Funds

High Grade Income Fund	(unaudited)

Schedule of Investments

(concluded)

Face Amount (000)/Shares		Value (000)
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (continued)
	FNMA REMIC, Ser 2007-B1, Cl BE
$56	5.450%, 12/25/20	$56
	GNMA, Ser 2003-7, Cl PE
73	5.500%, 11/16/31	73

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $782)		806

SHORT-TERM INVESTMENT (B) — 1.2%
997,978	Dreyfus Cash Management Fund, Institutional Shares, 0.050% (Cost $998)	998

TOTAL INVESTMENTS (Cost $77,092) — 99.0%		$79,552

Percentages are based on Net Assets of $80,338 (000).

‡	Real Estate Investment Trust

(A)	Floating Rate Security — The rate reflected on the Schedule of Investments is the rate in effect on June 30, 2013. The maturity date shown is the final maturity date.

(B)	The rate shown is the 7-day effective yield as of June 30, 2013.

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Corporation

GNMA — Government National Mortgage Corporation

GO — General Obligation

LLC — Limited Liability Corporation

MTN — Medium Term Note

PLC — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

Cost figures are shown in thousands.

The accompanying notes are an integral part of the financial statements

June 30, 2013	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Top Ten Holdings†

		Coupon Rate	Maturity Date	Percentage of Investments

1.	Hawaii State, RB	5.250%	07/01/27	1.8%

2.	Hawaii State, GO	5.000%	12/01/31	1.8%

3.	Hawaii State, RB	5.000%	07/01/16	1.6%

4.	Honolulu Hawaii City & County, GO	4.000%	11/01/19	1.5%

5.	Hawaii State, Housing Finance & Development, RB	6.500%	07/01/33	1.4%

6.	Hawaii State, Department of Budget & Finance, RB	4.600%	05/01/26	1.4%

7.	Honolulu Hawaii City & County, Board of Water Supply, RB	5.000%	07/01/26	1.4%

8.	University of Hawaii, RB	4.500%	07/15/23	1.4%

9.	Honolulu Hawaii City & County, GO	5.000%	07/01/14	1.4%

10.	Hawaii State, Department of Hawaiian Home Lands, COP	5.000%	11/01/31	1.4%

†	Percentages based on total investments. Top ten holdings do not include short-term investments.

Schedule of Investments

Face Amount (000)		Value (000)
MUNICIPAL BONDS — 98.4%
Alabama — 0.2%
	Huntsville, Electric System Revenue, RB
$225	5.250%, 12/01/29	$255

Bishop Street Funds

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Alaska — 1.2%
	Alaska Municipal Bond Bank Authority, Ser 3, RB, Bond Bank Moral Obligation Insured
$1,000	5.000%, 09/01/22	$1,159
	Anchorage Alaska, Water Authority, RB, NPFGC Insured
200	5.000%, 05/01/37	206
	Little Rock, Sewer Revenue, RB
500	5.000%, 08/01/20	587

		1,952

Arizona — 0.7%
	Glendale Arizona, Water and Sewer Authority, RB
1,000	5.000%, 07/01/23	1,142

California — 3.1%
	California State, GO
200	5.000%, 02/01/21	234
1,300	5.000%, 02/01/22	1,515
1,000	5.000%, 04/01/38	1,023
	California State, GO, AGM Insured
800	4.500%, 12/01/32	829
	California State, Health Facilities Financing Authority, Stanford Hospital, Ser B, RB
1,000	5.000%, 11/15/25	1,105

		4,706

Colorado — 0.4%
	Denver City & County, School District No. 1, GO
500	5.000%, 12/01/24	577

Georgia — 0.7%
	Main Street, Natural Gas, Ser B, RB
1,000	5.000%, 03/15/18	1,081

Hawaii — 79.7%
	Hawaii Airports System Revenue State, Ser A, RB
300	5.250%, 07/01/21	349
	Hawaii County, Ser A, GO
500	5.000%, 09/01/20	590
1,000	5.000%, 07/15/22	1,120
250	5.000%, 09/01/22	296
500	4.000%, 03/01/22	537
	Hawaii County, Ser A, GO, AGM Insured
125	5.000%, 07/15/13, Pre-Refunded @ 100 (A)	125

June 30, 2013	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii County, Ser A, GO, AMBAC Insured
$1,000	5.000%, 07/15/15	$1,089
	Hawaii County, Ser A, GO, NPFGC Insured
1,055	5.250%, 07/15/14, Pre-Refunded @ 100 (A)	1,110
1,000	5.000%, 07/15/14, Pre-Refunded @ 100 (A)	1,049
	Hawaii County, Ser C, GO
1,275	4.000%, 09/01/24	1,370
	Hawaii Harbor System Revenue State, Ser A, RB
100	5.000%, 07/01/25	108
	Hawaii Housing Finance & Development, Ser A, RB
1,000	5.000%, 05/01/34	1,040
1,000	0.700%, 12/01/15	998
	Hawaii Pacific Health, Ser A, RB
1,000	4.625%, 07/01/21	1,061
	Hawaii State, Airport System Authority, RB, AGM Insured
1,000	5.250%, 07/01/27	1,116
	Hawaii State, Airport System Authority, Ser A, RB
2,500	5.250%, 07/01/27	2,774
900	5.250%, 07/01/30	982
1,250	5.000%, 07/01/22	1,426
	Hawaii State, Airport System Authority, RB, AMT
1,500	4.125%, 07/01/24	1,547
1,000	3.000%, 07/01/17	1,047
	Hawaii State, Department of Budget & Finance, Chaminade University, RB, Radian Insured
1,000	4.750%, 01/01/36	984
	Hawaii State, Department of Budget & Finance, Electric Company Project, Ser A, RB, AMT, FGIC Insured
750	4.800%, 01/01/25	757
1,160	4.650%, 03/01/37	1,152
	Hawaii State, Department of Budget & Finance, Electric Company Project, Ser A, RB, AMT, NPFGC Insured
1,250	5.650%, 10/01/27	1,254
	Hawaii State, Department of Budget & Finance, Mid Pacific Institute, RB, Radian Insured
1,000	5.000%, 01/01/26	1,003
	Hawaii State, Department of Budget & Finance, RB
300	3.600%, 11/15/20	295
300	3.350%, 11/15/19	296
	Hawaii State, Department of Budget & Finance, Ser B, RB, AMT, FGIC Insured
2,165	4.600%, 05/01/26	2,150

Bishop Street Funds

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii State, Department of Hawaiian Home Lands, Kapolei Office Facilities, Ser A, COP, AGM Insured
$2,000	5.000%, 11/01/31	$2,071
	Hawaii State, Harbor System Authority, Ser A, RB
1,125	4.250%, 07/01/21	1,221
	Hawaii State, Harbor System Authority, Ser A, RB, AMT, AGM Insured
370	5.750%, 07/01/29	371
	Hawaii State, Harbor System Authority, Ser B, RB, AMT, AGM Insured
500	5.000%, 01/01/23	507
	Hawaii State, Harbor System Authority, Ser B, RB, AMT, AMBAC Insured
200	5.500%, 07/01/19	200
	Hawaii State, Highway Authority, RB
500	5.750%, 01/01/28	556
605	5.500%, 07/01/18	716
1,000	5.500%, 01/01/25	1,116
	Hawaii State, Highway Authority, RB, BHAC Insured
550	4.750%, 01/01/22	600
	Hawaii State, Highway Authority, Ser A, RB
700	5.000%, 01/01/31	761
	Hawaii State, Highway Authority, Ser A, RB, AGM Insured
500	5.000%, 07/01/19	535
1,000	5.000%, 07/01/21	1,064
1,565	5.000%, 07/01/22	1,662
	Hawaii State, Highway Authority, Ser B, RB, AGM Insured
1,250	5.250%, 07/01/18	1,464
1,600	5.250%, 07/01/19	1,902
2,300	5.000%, 07/01/16	2,480
	Hawaii State, Housing Finance & Development, Kuhio Park Terrace Multi-Family Housing, Ser A, RB, FHLMC Insured
200	3.900%, 04/01/22	208
115	3.750%, 04/01/21	120
180	3.500%, 04/01/20	186
115	3.000%, 04/01/18	118
	Hawaii State, Housing Finance & Development, Rental Housing System, Ser B, RB, AGM Insured
2,000	6.500%, 07/01/33	2,161
	Hawaii State, Housing Finance & Development, Single-Family Housing, Ser B, RB, GNMA/FNMA Insured
495	3.450%, 01/01/22	501
	Hawaii State, Ser CM, GO, AGM Insures FGIC Insured
1,000	6.500%, 12/01/14	1,088

June 30, 2013	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii State, Ser DB, GO, NPFGC Insured
$230	5.250%, 09/01/13 , Pre-Refunded @ 100 (A)	$232
	Hawaii State, Ser DD, GO, NPFGC Insured
1,000	5.000%, 05/01/16	1,035
	Hawaii State, Ser DF, GO, AMBAC Insured
90	5.000%, 07/01/15, Pre-Refunded @ 100 (A)	98
470	5.000%, 07/01/21	502
	Hawaii State, Ser DG, GO, AMBAC Insured
1,000	5.000%, 07/01/16	1,083
	Hawaii State, Ser DI, GO, AGM Insured
1,935	5.000%, 03/01/16, Pre-Refunded @ 100 (A)	2,148
375	5.000%, 03/01/25	405
	Hawaii State, Ser DK, GO
210	5.000%, 05/01/18	243
475	5.000%, 05/01/25	534
	Hawaii State, Ser DN, GO
200	5.250%, 08/01/25	229
	Hawaii State, Ser DO, GO
850	5.000%, 08/01/17	975
	Hawaii State, Ser DQ, GO
100	5.000%, 06/01/21	117
	Hawaii State, Ser DR, GO
1,095	5.000%, 06/01/17	1,250
490	4.250%, 06/01/19	555
	Hawaii State, Ser DT, GO
270	5.000%, 11/01/19	319
175	4.500%, 11/01/19	202
	Hawaii State, Ser DY, GO
800	5.000%, 02/01/19	935
1,000	5.000%, 02/01/20	1,181
	Hawaii State, Ser DZ, GO
1,015	5.000%, 12/01/17	1,174
390	5.000%, 12/01/22	455
960	5.000%, 12/01/23	1,110
190	5.000%, 12/01/24	218
120	5.000%, 12/01/26	136
250	5.000%, 12/01/28	279
1,300	5.000%, 12/01/29	1,442
2,500	5.000%, 12/01/31	2,744
	Hawaii State, Ser EA, GO
935	5.000%, 12/01/21	1,115
1,000	5.000%, 12/01/22	1,166

Bishop Street Funds

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii State, Ser EE, GO
$1,000	4.000%, 11/01/24	$1,068
	Hawaii State, Ser EF, GO
300	5.000%, 11/01/23	350
	Honolulu Hawaii City & County, Ad Valorem Property Tax Project, Ser B, GO, NPFGC Insured
2,000	5.000%, 07/01/14, Pre-Refunded @ 100 (A)	2,095
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB
1,050	5.000%, 07/01/19	1,234
670	3.000%, 07/01/17	714
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB, FGIC Insured
1,000	4.750%, 07/01/14, Pre-Refunded @ 100 (A)	1,045
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB, NPFGC Insured
2,000	5.000%, 07/01/26	2,148
	Honolulu Hawaii City & County, Board of Water Supply, Ser B, RB, AMT, NPFGC Insured
1,000	5.250%, 07/01/20	1,080
1,000	5.250%, 07/01/21	1,074
325	5.000%, 07/01/15	352
	Honolulu Hawaii City & County, Ser A, GO
100	5.250%, 08/01/31	112
1,100	5.250%, 04/01/32	1,214
600	5.000%, 11/01/22	713
1,000	5.000%, 04/01/33	1,075
1,000	4.250%, 08/01/32	1,023
2,000	4.000%, 11/01/19	2,243
500	4.000%, 11/01/37	490
	Honolulu Hawaii City & County, Ser A, GO, AGM Insured
1,000	5.000%, 07/01/22	1,110
	Honolulu Hawaii City & County, Ser B, GO
300	5.000%, 12/01/16	340
250	5.000%, 12/01/18	293
395	5.000%, 08/01/21	470
800	4.000%, 11/01/27	831
	Honolulu Hawaii City & County, Ser B, GO, AGM Insured
290	5.250%, 07/01/15	317
1,015	5.250%, 07/01/16	1,141
345	5.250%, 07/01/18	405
	Honolulu Hawaii City & County, Ser C, GO
200	4.750%, 09/01/18	230

June 30, 2013	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Hawaii — (continued)
	Honolulu Hawaii City & County, Ser D, GO
$1,000	5.250%, 09/01/22	$1,149
	Honolulu Hawaii City & County, Ser D, GO, NPFGC Insured
2,000	5.000%, 07/01/15, Pre-Refunded @ 100 (A)	2,176
	Honolulu Hawaii City & County, Ser F, GO, NPFGC Re-insures FGIC Insured
1,000	5.000%, 07/01/15, Pre-Refunded @ 100 (A)	1,088
	Honolulu Hawaii City & County, Wastewater System Authority,
	Ser A, RB
500	5.000%, 07/01/20	577
1,000	5.000%, 07/01/25	1,131
100	5.000%, 07/01/31	109
1,000	5.000%, 07/01/38	1,064
1,000	4.000%, 07/01/31	1,003
	Honolulu Hawaii City & County, Wastewater System Authority, Ser B, RB
1,000	4.000%, 07/01/28	1,020
	Honolulu Hawaii City & County, Wastewater System Authority, Ser Junior A-1, RB, NPFGC Insured
815	5.000%, 07/01/22	881
	Honolulu Hawaii City & County, Wastewater System Authority, Ser Senior A, RB, NPFGC Insured
1,000	5.000%, 07/01/31	1,064
	Honolulu Hawaii City & County, Wastewater System Authority, Waipahu Towers Project, Ser A, RB, AMT, GNMA Collateral Insured
180	6.900%, 06/20/35	180
	Kauai County, Ser A, GO
250	5.000%, 08/01/21	296
250	4.000%, 08/01/24	269
250	3.250%, 08/01/23	254
	Kauai County, Ser A, GO, NPFGC Re-insures FGIC Insured
3,195	5.000%, 08/01/15, Pre-Refunded @ 100 (A)	3,489
415	5.000%, 08/01/21	443
160	4.250%, 08/01/14	167
	Maui County, GO
225	5.000%, 06/01/20	266
	Maui County, GO, NPFGC Insured
910	5.000%, 03/01/15, Pre-Refunded @ 100 (A)	978
85	5.000%, 03/01/17	90
205	5.000%, 03/01/24	216
	Maui County, Ser A, GO
1,000	5.000%, 07/01/19	1,125

Bishop Street Funds

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Hawaii — (continued)
	Maui County, Ser A, GO, AGM Insured
$1,000	3.500%, 07/01/16	$1,071
	Maui County, Ser A, GO, NPFGC Insured
1,000	4.750%, 07/01/25	1,068
	Maui County, Ser B, GO
50	4.000%, 06/01/14	52
375	4.000%, 06/01/16	404
500	4.000%, 06/01/21	541
	Maui County, Ser B, GO, NPFGC Insured
500	5.000%, 07/01/16	554
500	5.000%, 09/01/17	522
	Maui County, Ser B, GO, NPFGC Re-insures FGIC Insured
100	5.250%, 03/01/14	103
	University of Hawaii, College Improvements Project, Ser A, RB, AGC Insured
1,400	5.000%, 10/01/23	1,530
	University of Hawaii, College Improvements Project, Ser A, RB, NPFGC Insured
200	5.000%, 07/15/19	220
150	5.000%, 07/15/22	163
	University of Hawaii, Ser A, RB
100	6.000%, 10/01/38	113
	University of Hawaii, Ser A, RB, NPFGC Insured
975	5.000%, 07/15/21	1,064
2,000	4.500%, 07/15/23	2,139
	University of Hawaii, Ser A-2, RB
1,000	4.000%, 10/01/18	1,104

		123,965

Kansas — 0.4%
	Sedgwick County, Unified School District No. 260 Derby, GO
500	5.000%, 10/01/29	549

Maine — 0.5%
	Maine Health & Higher Educational Facilities Authority, Ser A, RB
750	5.250%, 07/01/31	790

Massachusetts — 1.4%
	Commonwealth of Massachusetts, Ser B, GO, AGM Insured
1,300	5.250%, 08/01/28	1,515
	Massachusetts Bay Transportation Authority, Ser A, RB
600	5.250%, 07/01/29	693

		2,208

June 30, 2013	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Minnesota — 0.3%
	Minnesota Housing Finance Agency, RB, GNMA/FNMA Insured
$465	4.875%, 07/01/26	$491

Nebraska — 0.1%
	Omaha Nebraska, GO
100	5.250%, 10/15/19	117

Nevada — 0.6%
	Nevada State, GO
500	5.000%, 03/01/21	585
	Nevada State, Municipal Bond Bank Projects, Ser F, GO, AGM Insured
250	5.000%, 12/01/24	266

		851

New Mexico — 0.1%
	New Mexico Finance Authority, Ser Senior Lien, RB
150	5.000%, 06/01/26	165

New York — 2.2%
	Metropolitan Transportation Authority, Ser A, RB
1,000	4.000%, 11/15/20	1,076
	New York, New York, Ser F, GO
500	3.000%, 08/01/16	529
	New York, New York, Ser H, GO
500	5.000%, 08/01/20	587
500	4.000%, 08/01/18	557
	New York, New York, Ser H-1, GO
600	5.000%, 03/01/18	693

		3,442

Ohio — 0.4%
	Akron Ohio, GO
500	5.000%, 12/01/21	555

Oklahoma — 1.1%
	Oklahoma City Water Utilities Trust, RB
125	5.000%, 07/01/40	135
	Oklahoma Water Resources Board, RB
500	4.000%, 10/01/40	482
1,000	3.000%, 10/01/18	1,055

		1,672

Bishop Street Funds

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Oregon — 0.5%
	Oregon State, Facilities Authority, RB
$225	5.000%, 10/01/19	$262
	Oregon State, Ser E, GO
375	4.000%, 05/01/26	396

		658

Puerto Rico — 2.0%
	Commonwealth of Puerto Rico, GO, NPFGC Insured
1,500	6.000%, 07/01/15	1,567
	Puerto Rico Electric Power Authority, Ser ZZ, RB
500	5.000%, 07/01/24	474
	Puerto Rico Highway & Transportation Authority, Ser N, RB, AGM Insured
1,000	5.500%, 07/01/26	1,035

		3,076

South Carolina — 0.4%
	Sumter South Carolina, Waterworks & Sewer Improvement Systems, RB, XLCA Insured
500	5.000%, 12/01/21	557

Texas — 0.9%
	North East Independent School District, GO,
275	5.250%, 02/01/28	324
	Port of Houston Authority, Ser D-1, GO
1,000	5.000%, 10/01/35	1,095

		1,419

Utah — 1.0%
	Mountain Regional Water Special Service District, RB, AGM Insured
1,000	4.000%, 12/15/26	1,027
500	4.000%, 12/15/27	509

		1,536

Washington — 0.5%
	Port of Seattle Washington, Ser A, RB
750	5.000%, 08/01/26	832

TOTAL MUNICIPAL BONDS (Cost $150,579)		152,596

June 30, 2013	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(concluded)

Shares		Value (000)
SHORT-TERM INVESTMENT (B) — 0.3%
529,268	Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.000% (Cost $529)	$529

TOTAL INVESTMENTS (Cost $151,108) — 98.7%		$153,125

Percentages are based on Net Assets of $155,131 (000).

(A) Pre-Refunded Security – The maturity date shown is the pre-refunded date.

(B) The rate reported is the 7-day effective yield as of June 30, 2013.

AGC — American Guarantee Corporation

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Company

AMT — Alternative Minimum Tax

BHAC — Berkshire Hathaway Assurance Corporation

COP — Certificate of Participation

FGIC — Financial Guarantee Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Corporation

GNMA — Government National Mortgage Corporation

GO — General Obligation

NPFGC — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

XLCA — XL Capital

Cost figures are shown in thousands.

The accompanying notes are an integral part of the financial statements.

Bishop Street Funds

Bishop Street Funds	(unaudited)

Statements of Assets and Liabilities (000)

June 30, 2013

	Strategic Growth Fund	Dividend Value Fund	High Grade Income Fund
Assets:
Investments, at Cost	$40,319	$40,940	$77,092

Investments, at Value	$50,108	$56,407	$79,552
Cash	—	—	25
Dividends and Interest Receivable	26	85	748
Receivable for Fund Shares Sold	24	2	5
Reclaim Receivable	1	5	—
Receivable for Investment Securities Sold	—	—	721
Prepaid Expenses	3	2	5

Total Assets	50,162	56,501	81,056

Liabilities:
Advisory Fees Payable	31	31	22
Payable for Fund Shares Redeemed	28	39	19
Shareholder Servicing Fees Payable	4	5	7
Administrative Fees Payable	4	5	8
Payable for Investment Securities Purchased	—	—	563
Income Distribution Payable	—	—	52
Chief Compliance Officer Fees Payable	—	—	1
Other Accrued Expenses Payable	22	30	46

Total Liabilities	89	110	718

Net Assets	$50,073	$56,391	$80,338

Paid-in Capital	$41,387	$58,238	$76,574
Accumulated Net Investment Loss, Undistributed (Distributions in Excess of) Net Investment Income	(18)	(7)	1
Accumulated Net Realized Gain (Loss) on Investments	(1,085)	(17,307)	1,303
Net Unrealized Appreciation on Investments	9,789	15,467	2,460

Net Assets	$50,073	$56,391	$80,338

Class I Shares:
Net Assets	$50,073	$56,391	$80,338
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,332	5,027	7,956
Net Asset Value, Offering and Redemption Price Per Share — Class I (Net Assets / Shares Outstanding)	$15.03	$11.22	$10.10

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

June 30, 2013	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

Statement of Assets and Liabilities (000)

June 30, 2013

Hawaii Municipal Bond Fund
Assets:
Investments, at Cost	$151,108

Investments, at Value	$153,125
Dividends and Interest Receivable	2,527
Receivable for Fund Shares Sold	12
Prepaid Expenses	8

Total Assets	155,672

Liabilities:
Income Distribution Payable	260
Payable for Fund Shares Redeemed	135
Advisory Fees Payable	24
Shareholder Servicing Fees Payable	13
Administrative Fees Payable	9
Chief Compliance Officer Fees Payable	1
Other Accrued Expenses Payable	99

Total Liabilities	541

Net Assets	$155,131

Paid-in Capital	$152,041
Undistributed Net Investment Income	4
Accumulated Net Realized Gain on Investments	1,069
Net Unrealized Appreciation on Investments	2,017

Net Assets	$155,131

Class I Shares:
Net Assets	$129,942
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	12,166
Net Asset Value, Offering and Redemption Price Per Share — Class I (Net Assets / Shares Outstanding)	$10.68

Class A Shares:
Net Assets	$25,189
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,359
Net Asset Value and Redemption Price Per Share — Class A (Net Assets / Shares Outstanding)	$10.68

Maximum Offering Price Per Shares — Class A ($10.68 / 97.00%)	$11.01

The accompanying notes are an integral part of the financial statements.

Bishop Street Funds

Bishop Street Funds	(unaudited)

Statements of Operations (000)

For the six-month period ended June 30, 2013

	Strategic Growth Fund	Dividend Value Fund	High Grade Income Fund
Investment Income:
Dividend Income	$268	$854	$—
Interest Income	—	—	1,222
Less: Foreign Taxes Withheld	—	(3)	—

Total Investment Income	268	851	1,222

Expenses:
Investment Adviser Fees	182	213	230
Shareholder Servicing Fees	62	72	104
Administrative Fees	49	58	84
Chief Compliance Officer Fees	2	2	3
Transfer Agent Fees	20	21	25
Printing Fees	8	10	14
Audit Fees	6	7	11
Legal Fees	4	5	7
Trustees’ Fees	3	3	5
Registration Fees	2	1	8
Custody Fees	2	2	3
Pricing Fees	—	1	9
Miscellaneous Expenses	3	3	4

Total Expenses	343	398	507

Less Waivers:
Shareholder Servicing Fees	(37)	(43)	(63)
Administrative Fees	(20)	(23)	(33)
Investment Adviser Fees	—	(30)	(93)

Total Waivers	(57)	(96)	(189)

Total Net Expenses	286	302	318

Net Investment Income (Loss)	(18)	549	904

Net Realized Gain on Investments	1,266	3,125	908
Net Change in Unrealized Appreciation (Depreciation) on Investments	3,634	4,642	(4,179)

Net Realized and Unrealized Gain (Loss) on Investments	4,900	7,767	(3,271)

Increase (Decrease) in Net Assets Resulting from Operations	$4,882	$8,316	$(2,367)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

June 30, 2013	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

Statement of Operations (000)

For the six-month period ended June 30, 2013

Hawaii Municipal Bond Fund
Investment Income:
Interest Income	$2,630

Total Investment Income	2,630

Expenses:
Investment Adviser Fees	281
Shareholder Servicing Fees	201
Administrative Fees	161
Distribution Fees, Class A	32
Chief Compliance Officer Fees	6
Transfer Agent Fees	46
Printing Fees	27
Audit Fees	21
Pricing Fees	16
Legal Fees	13
Trustees’ Fees	10
Registration Fees	6
Custody Fees	4
Miscellaneous Expenses	8

Total Expenses	832

Less Waivers:
Investment Adviser Fees	(133)
Shareholder Servicing Fees	(120)
Administrative Fees	(104)

Total Waivers	(357)

Total Net Expenses	475

Net Investment Income	2,155

Net Realized Gain on Investments	441
Net Change in Unrealized Depreciation on Investments	(7,086)

Net Realized and Unrealized Loss on Investments	(6,645)

Decrease in Net Assets Resulting from Operations	$(4,490)

The accompanying notes are an integral part of the financial statements.

Bishop Street Funds

Bishop Street Funds

Statements of Changes in Net Assets (000)

For the six-month period ended June 30, 2013 (unaudited) and the year ended December 31, 2012

	Strategic Growth Fund		Dividend Value Fund
	2013	2012	2013	2012
Investment Activities from Operations:
Net Investment Income (Loss)	$(18)	$106	$549	$1,302
Net Realized Gain on Investments	1,266	6,930	3,125	2,201
Net Increase from Payments by Affiliate and Net Gains Realized on Capital Transactions (See note 5)	—	122	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	3,634	(1,542)	4,642	2,746

Increase in Net Assets Resulting from Operations	4,882	5,616	8,316	6,249

Dividends and Distributions to Shareholders:
Net Investment Income:
Class I Shares	—	(107)	(555)	(1,309)

Total Dividends and Distributions to Shareholders	—	(107)	(555)	(1,309)

Capital Share Transactions:
Proceeds from Shares Issued	1,498	15,372	363	3,727
Reinvestments of Cash Distributions	—	79	396	911
Cost of Shares Redeemed	(2,951)	(24,729)	(9,266)	(11,127)

Net Decrease in Net Assets from Capital Share Transactions	(1,453)	(9,278)	(8,507)	(6,489)

Total Increase (Decrease) in Net Assets	3,429	(3,769)	(746)	(1,549)

Net Assets:
Beginning of Period	46,644	50,413	57,137	58,686

End of Period	$50,073	$46,644	$56,391	$57,137

Accumulated Net Investment Loss/Undistributed (Distributions in Excess of) Net Investment Income	$(18)	$—	$(7)	$(1)

Share Transactions:
Shares Issued	91	1,116	34	384
Shares Issued in Lieu of Cash Distributions	—	6	36	94
Shares Redeemed	(199)	(1,802)	(858)	(1,150)

Net Decrease in Shares Outstanding from Share Transactions	(108)	(680)	(788)	(672)

Amounts designated as “—” are either $0 or zero shares, or have been rounded to $0 or zero shares.

The accompanying notes are an integral part of the financial statements.

June 30, 2013	www.bishopstreetfunds.com

Bishop Street Funds

Statements of Changes in Net Assets (000)

For the six-month period ended June 30, 2013 (unaudited) and the year ended December 31, 2012

	High Grade Income Fund		Hawaii Municipal Bond Fund
	2013	2012	2013	2012
Investment Activities from Operations:
Net Investment Income	$904	$2,246	$2,155	$4,498
Net Realized Gain on Investments	908	1,681	441	1,747
Net Change in Unrealized Appreciation (Depreciation) on Investments	(4,179)	592	(7,086)	1,618

Increase (Decrease) in Net Assets Resulting from Operations	(2,367)	4,519	(4,490)	7,863

Dividends and Distributions to Shareholders:
Net Investment Income:
Class I Shares	(904)	(2,229)	(1,839)	(3,849)
Class A Shares	—	—	(319)	(649)
Capital Gains:
Class I Shares	—	(1,585)	—	(493)
Class A Shares	—	—	—	(92)

Total Dividends and Distributions to Shareholders	(904)	(3,814)	(2,158)	(5,083)

Capital Share Transactions:
Class I Shares:
Proceeds from Shares Issued	2,890	10,770	10,396	18,071
Reinvestments of Cash Distributions	576	2,396	326	702
Cost of Shares Redeemed	(5,628)	(21,206)	(9,391)	(17,300)

Total Class I Capital Share Transactions	(2,162)	(8,040)	1,331	1,473

Class A Shares:
Proceeds from Shares Issued	—	—	2,097	5,092
Reinvestments of Cash Distributions	—	—	280	514
Cost of Shares Redeemed	—	—	(1,768)	(3,746)

Total Class A Capital Share Transactions	—	—	609	1,860

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(2,162)	(8,040)	1,940	3,333

Total Increase (Decrease) in Net Assets	(5,433)	(7,335)	(4,708)	6,113

Net Assets:
Beginning of Period	85,771	93,106	159,839	153,726

End of Period	$80,338	$85,771	$155,131	$159,839

Undistributed Net Investment Income	$1	$1	$4	$7

Share Transactions:
Class I Shares:
Shares Issued	277	1,019	931	1,628
Shares Issued in Lieu of Cash Distributions	55	227	35	58
Shares Redeemed	(541)	(2,002)	(851)	(1,552)

Total Class I Transactions	(209)	(756)	115	134

Class A Shares:
Shares Issued	—	—	189	459
Shares Issued in Lieu of Cash Distributions	—	—	26	46
Shares Redeemed	—	—	(161)	(338)

Total Class A Transactions	—	—	54	167

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(209)	(756)	169	301

Amounts designated as “—” are either $0 or zero shares, or have been rounded to $0 or zero shares.

The accompanying notes are an integral part of the financial statements.

Bishop Street Funds

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Bishop Street Funds

Financial Highlights

For a share outstanding throughout the six-month period ended June 30,2013 (unaudited) and the years ended December 31,

		Investment Activities		Total Investment Activities from Operations	Dividends and Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments		Net Investment Income	Capital Gains	Total Dividends and Distributions

STRATEGIC GROWTH FUND
Class I Shares:
2013	$13.56	$(0.01)	$1.48	$1.47	$—	$—	$—
2012	12.24	0.03	1.32 ††	1.35	(0.03)	—	(0.03)
2011	12.65	(0.01)	(0.40)	(0.41)	—	—	—
2010	10.64	(0.01)	2.02	2.01	—	—	—
2009	8.08	— **	2.56	2.56	—	—	—
2008	14.05	(0.02)	(5.73)	(5.75)	—	(0.22)	(0.22)

DIVIDEND VALUE FUND
Class I Shares:
2013	$9.83	$0.10	$1.40	$1.50	$(0.11)	$—	$(0.11)
2012	9.05	0.21	0.79	1.00	(0.22)	—	(0.22)
2011	8.68	0.19	0.37	0.56	(0.19)‡	—	(0.19)
2010	7.83	0.16	0.85	1.01	(0.16)‡	—	(0.16)
2009	6.02	0.06	1.81	1.87	(0.06)	—	(0.06)
2008	10.54	0.07	(4.47)	(4.40)	(0.07)	(0.05)	(0.12)

HIGH GRADE INCOME FUND
Class I Shares:
2013	$10.51	$0.11	$(0.41)	$(0.30)	$(0.11)	$—	$(0.11)
2012	10.44	0.26	0.26	0.52	(0.26)	(0.19)	(0.45)
2011	10.42	0.35	0.36	0.71	(0.34)	(0.35)	(0.69)
2010	10.65	0.41	0.18	0.59	(0.40)	(0.42)	(0.82)
2009	10.56	0.43	0.44	0.87	(0.43)	(0.35)	(0.78)
2008	10.15	0.43	0.41	0.84	(0.43)	—	(0.43)

(1)	Per share net investment income calculated using average shares.
*	Annualized
**	Amount represents less than $0.01.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.
‡	Includes return of capital of less than $0.01
††	Includes payment by affiliate of $0.03 per share. If payments by affiliates were not made, total return would have been decreased by 0.27%. (See Note 5)

Amounts designated as “—” are either $0 or have been rounded to $0.

Bishop Street Funds

Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)		Ratio of Net Investments Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$15.03	10.84%	$50,073	1.17	%*	1.40	%*	(0.08	)%*	31%
13.56	11.05 ††	46,644	1.17		1.40		0.21		68
12.24	(3.24)	50,413	1.16		1.39		(0.12)		53
12.65	18.89	50,054	1.14		1.37		(0.12)		53
10.64	31.68	60,929	1.11		1.34		0.00		54
8.08	(41.46)	62,237	1.06		1.29		(0.19)		73

$11.22	15.25%	$56,391	1.05	%*	1.38	%*	1.90	%*	6%
9.83	11.07	57,137	1.05		1.38		2.19		17
9.05	6.53	58,686	1.05		1.38		2.16		11
8.68	13.07	53,864	1.05		1.47		1.98		84
7.83	31.28	50,259	1.05		1.36		0.89		82
6.02	(42.02)	51,859	1.05		1.30		0.84		75

$10.10	(2.86)%	$80,338	0.76	%*	1.21	%*	2.17	%*	19%
10.51	5.05	85,771	0.76		1.20		2.47		39
10.44	6.94	93,106	0.76		1.17		3.31		52
10.42	5.63	103,885	0.76		1.16		3.79		39
10.65	8.41	126,334	0.76		1.13		4.08		82
10.56	8.53	121,976	0.76		1.10		4.22		28

The accompanying notes are an integral part of the financial statements.

June 30, 2013	www.bishopstreetfunds.com

Bishop Street Funds

Financial Highlights

For a share outstanding throughout the six-month period ended June 30,2013 (unaudited) and the years ended December 31,

		Investment Activities		Total Investment Activities from Operations	Dividends and Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments		Net Investment Income	Capital Gains	Total Dividends and Distributions

HAWAII MUNICIPAL BOND FUND
Class I Shares:
2013	$11.13	$0.15	$(0.45)	$(0.30)	$(0.15)	$—	$(0.15)
2012	10.94	0.32	0.23	0.55	(0.32)	(0.04)	(0.36)
2011	10.41	0.36	0.53	0.89	(0.36)	—	(0.36)
2010	10.62	0.38	(0.20)	0.18	(0.38)	(0.01)	(0.39)
2009	10.05	0.38	0.57	0.95	(0.38)	—	(0.38)
2008	10.56	0.40	(0.51)	(0.11)	(0.40)	—	(0.40)
Class A Shares:
2013	$11.13	$0.14	$(0.45)	$(0.31)	$(0.14)	$—	$(0.14)
2012	10.94	0.29	0.23	0.52	(0.29)	(0.04)	(0.33)
2011	10.41	0.33	0.53	0.86	(0.33)	—	(0.33)
2010	10.62	0.35	(0.20)	0.15	(0.35)	(0.01)	(0.36)
2009	10.05	0.36	0.57	0.93	(0.36)	—	(0.36)
2008	10.56	0.38	(0.51)	(0.13)	(0.38)	—	(0.38)

(1)	Per share net investment income calculated using average shares.
*	Annualized
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

Bishop Street Funds

Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)		Ratio of Net Investments Income to Average Net Assets		Portfolio Turnover Rate

$10.68	(2.73)%	$129,942	0.55	%*	1.00	%*	2.73	%*	13%
11.13	5.06	134,179	0.55		0.99		2.86		23
10.94	8.72	130,345	0.55		0.97		3.41		32
10.41	1.70	132,392	0.55		0.97		3.54		35
10.62	9.63	139,872	0.55		0.95		3.68		27
10.05	(1.02)	130,807	0.55		0.93		3.91		36

$10.68	(2.85)%	$25,189	0.80	%*	1.25	%*	2.48	%*	13%
11.13	4.80	25,660	0.80		1.24		2.61		23
10.94	8.45	23,381	0.80		1.22		3.16		32
10.41	1.44	28,160	0.80		1.22		3.29		35
10.62	9.35	26,105	0.80		1.20		3.43		27
10.05	(1.27)	23,707	0.80		1.17		3.66		36

The accompanying notes are an integral part of the financial statements.

June 30, 2013	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

Notes to Financial Statements

June 30, 2013

The amounts included in the Notes to Financial Statements are in thousands unless otherwise noted.

1.	ORGANIZATION

The Bishop Street Funds (the “Trust”) are registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Bishop Street Funds consist of a series of four funds (each a Fund, collectively the “Funds”) which includes the Strategic Growth Fund, Dividend Value Fund, High Grade Income Fund, and the Hawaii Municipal Bond Fund. Each Fund is diversified, with the exception of Hawaii Municipal Bond Fund, which is non-diversified. Class A Shares of the Hawaii Municipal Bond Fund are subject to a sales load as disclosed in the prospectus. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies and strategies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation

The Funds’ investments in equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price in the most advantageous market, if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Such methodologies typically include matrix systems which reflect such factors as security yields securities and ratios. Debt obligations with remaining maturities of sixty days or

Bishop Street Funds

(unaudited)

less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Pricing Committee (the “Committee”) designated by the Funds’ Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
•

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

June 30, 2013	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of June 30, 2013, all of the investments in the Strategic Growth Fund and the Dividend Value Fund were considered Level 1. For details of the investment classifications, refer to the Schedule of Investments.

The following is a summary of the inputs used as of June 30, 2013 in valuing the following Fund’s investments carried at value:

High Grade Income Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$46,878	$—	$46,878
U.S. Treasury Obligations	—	16,926	—	16,926
Municipal Bonds	—	7,382	—	7,382
U.S. Government Agency Obligations	—	5,623	—	5,623
Non-Agency Mortgage-Backed Obligation	—	939	—	939
U.S. Government Mortgage-Backed Obligations	—	806	—	806
Short-Term Investment	998	—	—	998

Total Investments in Securities	$998	$78,554	$—	$79,552

Hawaii Municipal Bond Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$152,596	$—	$152,596
Short-Term Investment	529	—	—	529

Total Investments in Securities	$529	$152,596	$—	$153,125

For the six-month period ended June 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended June 30, 2013, there have been no significant changes to the Funds’ fair value methodologies. For the six-month period year ended June 30, 2013 there were no Level 3 investments.

Bishop Street Funds

(unaudited)

Federal Income Taxes

It is each Fund’s intention to continue to qualify as a regulated investment company for federal income tax purposes under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income and net capital gains. Accordingly, no provision for federal income taxes is required.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than- not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Security Transactions and Investment Income

Security transactions are accounted for on trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Interest income is recorded on the accrual basis from settlement date and dividend income is recorded on ex-dividend date.

Discounts and premiums are accreted or amortized over the life of each security and are recorded as interest income. The High Grade Income and Hawaii Municipal Bond Funds use the effective interest method.

Classes

Class-specific expenses are borne by the applicable class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets. Distribution fees are the only class-specific expense.

Expenses

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to each of the Funds on the basis of relative net assets.

Dividends and Distributions to Shareholders

The Strategic Growth and Dividend Value Funds declare and pay dividends from net investment income, if available, on a quarterly basis. Dividends from net investment income are declared daily and paid on a monthly basis for the High Grade Income and

June 30, 2013	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

Hawaii Municipal Bond. Any net realized capital gains will be distributed at least annually for all Funds. Distributions to shareholders are recorded on the ex-dividend date.

Front-End Sales Commission

Front-end sales commissions (the “sales charges”) are not recorded as expenses of the Hawaii Municipal Bond Fund. Sales charges are deducted from proceeds from the sales of Hawaii Municipal Bond Fund shares prior to investment in Class A shares.

Cash Overdraft Charges

Per the terms of an informal agreement with Union Bank, N.A., the custodian of the Funds, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of the Prime Rate plus 4.00%. Cash overdraft charges are included in miscellaneous expenses on the Statements of Operations. For the six-month period ended June 30, 2013, there were no cash overdraft charges.

3.	INVESTMENT ADVISORY AGREEMENT

Investment advisory services are provided to the Funds by Bishop Street Capital Management (the “Adviser”), a registered adviser and wholly owned subsidiary of First Hawaiian Bank. First Hawaiian Bank is a subsidiary of BancWest Corporation, itself a subsidiary of BNP Paribas. The Adviser is entitled to receive an annual fee of 0.74% of the average daily net assets of the Strategic Growth and the Dividend Value Funds, 0.55% of the average daily net assets of the High Grade Income Fund, and 0.35% of the average daily net assets of the Hawaii Municipal Bond Fund. The Adviser has contractually agreed to waive a portion of its advisory fee to the extent necessary to keep operating expenses at or below certain percentages of the respective average daily net assets. The contractual expense limitations are as follows:

Strategic Growth Fund, Class I Shares	1.25%
Dividend Value Fund, Class I Shares	1.05%
High Grade Income Fund, Class I Shares	0.76%
Hawaii Municipal Bond Fund, Class I Shares	0.55%
Hawaii Municipal Bond Fund, Class A Shares	0.80%

These fees and waivers are labeled on the Statement of Operations as “Investment Adviser Fees/Waivers.”

If at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and contractual expense limitations to recapture all or a portion of its prior expense reductions or reimbursements made during the preceding three year period during which this agreement was in place.

Bishop Street Funds

(unaudited)

During the six-month period ended June 30, 2013, the Adviser did not recapture any previously waived fees.

As of June 30, 2013, fees which were previously waived by the Investment Manager which may be subject to possible future reimbursement to the Adviser were as follows:

Dividend Value Fund	High Grade Income Fund	Hawaii Municipal Bond Fund	Total	Expires
$29,330	$89,115	$118,988	$237,433	6/30/2014
23,370	86,045	103,995	213,410	6/30/2015
33,984	94,527	138,396	266,907	6/30/2016

BNP Paribas Asset Management, Inc. (“BNPP AM”) serves as the investment sub-adviser for the Strategic Growth Fund, pursuant to a sub-adviser agreement. BNPP AM is entitled to receive from the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.37% of the average daily net assets of the Strategic Growth Fund.

Columbia Management Investment Advisers, LLC (“Columbia”) serves as the investment sub-adviser for the Dividend Value Fund, pursuant to a sub-adviser agreement. Columbia is entitled to receive from the Adviser a fee, computed daily and paid monthly, at the annual rate based on the average daily net assets of the Dividend Value Fund, under the following fee schedule: 0.360% on the first $75 million; 0.350% on the next $75 million; 0.325% on the next $100 million; 0.300% on the next $250 million; and 0.250% on assets over $500 million.

4.	ADMINISTRATIVE, CUSTODIAN, TRANSFER AGENT AND DISTRIBUTION SERVICES

Pursuant to an administration agreement (the “Agreement”), SEI Investments Global Funds Services (“GFS”), a wholly owned subsidiary of SEI Investments Company, acts as the Trust’s Administrator. Under the terms of the Agreement, GFS is entitled to receive an annual fee of 0.20% of the average daily net assets of the Funds, and has voluntarily agreed to waive its administrative fee to 0.12% of each of the Funds’ average daily net assets excluding the Hawaii Municipal Bond Fund which is waived to 0.07% of its average daily net assets. These fees and waivers are labeled as “Administrative Fees/Waivers” on the Statement of Operations.

Union Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. These fees are labeled on the Statement of Operations as “Custody Fees.”

June 30, 2013	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

DST Systems, Inc. (“DST”) acts as the Transfer Agent of the Trust. As such, DST provides transfer agency, dividend disbursing and shareholder services to the Trust. These fees are disclosed on the Statement of Operations as “Transfer Agent Fees.”

SEI Investments Distribution Co. (“SIDCO”), the “Distributer” a wholly owned subsidiary of SEI Investments Company, acts as the Trust’s Distributor pursuant to the distribution agreement. The Funds have adopted a Distribution Plan (the “Plan”) on behalf of Class A Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that Class A Shares will bear the cost of their distribution expenses. SIDCO, as compensation for its services under the Plan, receives a distribution fee, computed daily and payable monthly, of 0.25% of the average daily net assets attributable to each Fund’s Class A Shares. This fee is disclosed as “Distribution Fees, Class A” on the Statement of Operations.

The Trust has adopted and entered into a shareholder service plan and agreement with SIDCO. Each Fund pays to SIDCO a shareholder servicing fee not to exceed an annual rate of 0.25% of the average daily net asset value of all shares of each fund, which is computed daily and paid monthly. Under the shareholder service plan, SIDCO may perform, or may compensate other service providers for performing various shareholder and administrative services. SIDCO may also retain as profit any difference between the fee it receives and amount it pays to third parties. For the period, SIDCO paid the entire amount of fees received under the shareholder service plan to First Hawaiian Bank, the Parent Company of Bishop Street Capital Management, for shareholder services performed for the Funds. SIDCO has voluntarily agreed to waive 0.15% of its shareholder servicing fee to the extent necessary to keep operating expenses at or below certain percentages of the respective average daily net assets. These fees and waivers are represented as “Shareholder Servicing Fees/Waivers” on the Statement of Operations.

5.	TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SIDCO. Such officers are paid no fees by the Trust other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisers and service providers as required by SEC regulations. The CCO’s services and expenses have been approved by and are reviewed by the Board. These fees are disclosed on the Statement of Operations as “Chief Compliance Officer Fees.”

Bishop Street Funds

(unaudited)

On March 14, 2012, the Strategic Growth Fund, (the “Fund”) received $115,398 from an affiliate of the Fund for gains recognized by the affiliate from a capital transaction that was improperly recorded. Additionally on April 25, 2012, the Fund received $7,161 from the affiliate to reimburse the Fund for losses and commissions incurred as a result of the above capital transaction. These amounts were labeled as “Net Increase from Payments by Affiliate and Net Gains Realized on Capital Transactions” on the Statement of Changes in Net Assets for the year ended December 31, 2012.

6.	INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities, other than short-term investments, for the six-month period ended June 30, 2013 are presented below for the Funds.

	Strategic Growth Fund	Dividend Value Fund	High Grade Income Fund	Hawaii Municipal Bond Fund
Purchases
U.S. Government Securities	$—	$—	$—	$—
Other	15,043	3,639	15,446	24,311
Sales and Maturities
U.S. Government Securities	$—	$—	$4,738	$—
Other	16,808	12,323	12,506	20,804

7.	FEDERAL TAX INFORMATION

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America.

As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income/(loss), paid-in capital or accumulated net realized gain/(loss), as appropriate, in the period that the differences arise.

June 30, 2013	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

The tax character of dividends and distributions declared during the years ended December 31, 2012 and 2011 were as follows:

	Ordinary Income	Tax Exempt Income	Long Term Capital Gain	Return of Capital	Total
Strategic Growth Fund
2012	$107	$—	$—	$—	$107
2011	—	—	—	—	—
Dividend Value Fund
2012	$1,309	$—	$—	$—	$1,309
2011	1,202	—	—	2	1,204
High Grade Income Fund
2012	$2,388	$—	$1,426	$—	$3,814
2011	3,339	—	2,937	—	6,276
Hawaii Municipal Bond Fund
2012	$—	$4,498	$585	$—	$5,083
2011	—	5,177	—	—	5,177

As of December 31, 2012, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Strategic Growth Fund	Dividend Value Fund	High Grade Income Fund	Hawaii Municipal Bond Fund
Undistributed Tax Exempt Income	$—	$—	$—	$1
Undistributed Ordinary Income	—	—	16	—
Undistributed Long-Term Capital Gain Income	—	—	388	631
Capital Loss Carryforwards	(2,062)	(20,263)	—	—
Post October Losses	—	(20)	—	—
Unrealized Appreciation	5,866	10,675	6,631	9,106

Total Distributable Earnings (Accumulated Losses)	$3,804	$(9,608)	$7,035	$9,738

Post-October losses represent losses realized on investment transactions from November 1, 2012 through December 31, 2012 that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

Bishop Street Funds

(unaudited)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains as follows:

	Strategic Growth Fund	Dividend Value Fund
Dec. 2016	$—	$3,801
Dec. 2017	2,062	14,625
Dec. 2018	—	1,837

Total	$2,062	20,263

During the period ended December 31, 2012, the Strategic Growth Fund, Dividend Value Fund and the Hawaii Municipal Bond Fund utilized capital loss carryforwards of $6,438, $1,818, and $532 respectively, to offset realized capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of December 31, 2012, under the new provisions, there were no losses carried forward.

The aggregate gross unrealized appreciation and depreciation of securities held by the Strategic Growth, Dividend Value, High Grade Income, and Hawaii Municipal Bond Funds for Federal income tax purposes at June 30, 2013 were as follows:

	Strategic Growth Fund	Dividend Value Fund	High Grade Income Fund	Hawaii Municipal Bond Fund
Federal Tax Cost	$40,319	$40,940	$77,092	$151,111

Gross Unrealized Appreciation	10,768	15,590	3,398	4,405
Gross Unrealized Depreciation	(979)	(123)	(938)	(2,391)

Net Unrealized Appreciation	$9,789	$15,467	$2,460	$2,014

June 30, 2013	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

8.	RISKS

The Hawaii Municipal Bond Fund invests primarily in debt instruments in the state of Hawaii. The issuers’ ability to meet their obligations may be affected by economic developments in that state. In addition, each Fund’s investments in debt securities are subject to “credit risk,” which is the risk that an issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Funds that invest primarily in high quality debt securities generally are subject to less credit risk than funds that invest in lower quality debt securities.

Certain debt securities are backed by credit enhancements from various financial institutions and financial guarantee assurance agencies. These credit enhancements reinforce the credit quality of the individual securities; however, if any of the financial institutions or financial guarantee assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if any of the Funds concentrate their credit enhancements in any one financial institution, the risk of credit quality deterioration increases.

The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to the general prevailing interest rates at that time.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9.	LINE OF CREDIT

The Funds entered into an agreement which enables them to participate in a $5 million unsecured committed revolving line of credit on a first come, first served basis, with Union Bank, N.A. (the “Bank”) which expires June 09, 2014. The proceeds from the borrowings shall be used to finance the Funds’ short term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Funds based on their borrowings during the period at the Bank current reference rate

Bishop Street Funds

(unaudited)

minus 1%. As of June 30, 2013 the Funds had no borrowings outstanding. For the six-month period ended June 30, 2013, the Funds had the following borrowings under the line of credit:

	Average Borrowings (000)	Borrowing Costs (000)	Number of Days Outstanding	Weighted Average Interest Rate
Strategic Growth Fund	$14	Less than $1	53	2.25%
Dividend Value Fund	1	Less than $1	6	2.25%

10.	OTHER

At June 30, 2013, the percentage of total shares outstanding held by shareholders for each Fund, which comprised omnibus accounts that were held on behalf of several individual shareholders, was as follows:

	Number of Shareholders	% of Outstanding Shares
Strategic Growth Fund, Class I Shares	2	97.18%
Dividend Value Fund, Class I Shares	1	98.77
High Grade Income Fund, Class I Shares	2	92.62
Hawaii Municipal Bond Fund, Class I Shares	1	71.29
Hawaii Municipal Bond Fund, Class A Shares	1	7.39

11.	RECENT ACCOUNTING PRONOUNCEMENT

In June 2013, the Financial Accounting Standards Board issued an update (“ASU 2013-08”) to ASC Topic 946, Financial Services — Investment Companies (“Topic 946”). ASU 2013-08 amends the guidance in Topic 946 for determining whether an entity qualifies as an investment company and requires certain additional disclosures. ASU 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. Management is currently evaluating the impact, if any, of ASU 2013-08 on the Bishop Street Funds’ financial statements.

12.	SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were available to be issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

June 30, 2013	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

Disclosure of Fund Expenses

All mutual funds have operating expenses. As a shareholder of a mutual fund you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, which include (among others) costs for portfolio management, administrative services, distribution and service (12b-1), shareholder service fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

•

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Bishop Street Funds

(unaudited)

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratios	Expenses Paid During Period*
Strategic Growth Fund — Class I

Actual Fund Return	$1,000.00	$1,108.40	1.17%	$6.27
Hypothetical 5% Return	1,000.00	1,019.47	1.17	6.01

Dividend Value Fund — Class I

Actual Fund Return	$1,000.00	$1,152.50	1.05%	$5.75
Hypothetical 5% Return	1,000.00	1,020.08	1.05	5.39

High Grade Income Fund — Class I

Actual Fund Return	$1,000.00	$971.40	0.76%	$3.81
Hypothetical 5% Return	1,000.00	1,021.56	0.76	3.91

Hawaii Municipal Bond Fund — Class I

Actual Fund Return	$1,000.00	$972.70	0.55%	$2.76
Hypothetical 5% Return	1,000.00	1,022.63	0.55	2.83

Hawaii Municipal Bond Fund — Class A

Actual Fund Return	$1,000.00	$971.50	0.80%	$4.01
Hypothetical 5% Return	1,000.00	1,021.35	0.80	4.11

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

June 30, 2013	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

Approval of Investment Advisory Agreement

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), after their initial two-year term, the following agreements (collectively, the “Agreements”) must be renewed annually:

•

the Advisory Agreement between Bishop Street Capital Management (the “Adviser”) and Bishop Street Funds (the “Trust”), on behalf of the Dividend Value Fund, the Hawaii Municipal Bond Fund, the High Grade Income Fund and the Strategic Growth Fund (collectively, the “Funds”);

•	the Sub-Advisory Agreement between the Adviser and Columbia Management Investment Advisers, LLC (“Columbia”), on behalf of the Dividend Value Fund;

•

and the Sub-Advisory Agreement between the Adviser and BNP Paribas Asset Management, Inc. (“BNP Paribas”), on behalf of the Strategic Growth Fund (Columbia and BNP Paribas collectively referred to as the “Sub-Advisers”).

The Agreements must be renewed: (i) by the vote of the Board of Trustees (the “Board”) of the Trust or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal. Each year, the Board calls and holds a meeting to decide whether to renew the Agreements for additional one-year terms. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Advisers and other service providers of the Funds. The Trustees use this information, as well as other information that the Adviser, the Sub-Advisers and other service providers of the Funds may submit to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser and the Sub-Advisers and other service providers of the Funds regarding: (i) the quality of the Adviser’s and the Sub-Advisers’ investment management and other services; (ii) the Adviser’s and the Sub-Advisers’ investment management personnel; (iii) the Adviser’s and the Sub-Advisers’ operations and financial condition; (iv) the Adviser’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and the Sub-Advisers and overall fees and operating expenses compared with similar mutual funds; (vi) the level of the Adviser’s and the Sub-Advisers’ profitability from their relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (vii) the Adviser’s and the Sub-Advisers’ compliance systems; (viii) the Adviser’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (ix) the

Bishop Street Funds

(unaudited)

Adviser’s and the Sub-Advisers’ reputation, expertise and resources in financial markets; and (x) the Funds’ performance compared with similar mutual funds.

Representatives from the Adviser and the Sub-Advisers, along with other Fund service providers, presented additional oral and written information and participated in question and answer sessions at Board meetings to help the Trustees evaluate the Adviser’s and the Sub-Advisers’ services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser and the Sub-Advisers.

At the February 12-13, 2013 meeting, the Trustees, including all of the Independent Trustees, renewed the Agreements. The Board’s renewal was based on its consideration and evaluation of a variety of specific factors discussed at the meeting and at prior meetings, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers; (ii) the investment performance of the Funds and the Adviser and the Sub-Advisers; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Advisers from their relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Advisers; and (v) whether fee levels reflect any economies of scale being realized by the Adviser and the Sub-Advisers for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Advisers

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Advisers to the Funds, including the quality and continuity of the Adviser’s and the Sub-Advisers’ portfolio management personnel. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Advisers were provided to the Board, as were the responses of the Adviser and the Sub-Advisers to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services provided to the Funds by the Adviser and the Sub-Advisers, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Advisers.

June 30, 2013	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

Investment Performance of the Funds, the Adviser and the Sub-Advisers

The Board was provided with information regarding the Funds’ performance since the Agreements were last renewed, as well as information regarding the Funds’ performance since their inception. The Board also compared the Funds’ performance to their benchmark indices and other similar mutual funds over various periods of time. Representatives from the Adviser and the Sub-Advisers provided information regarding and led discussions of factors impacting the performance of the Funds over the past year, outlining current market conditions and explaining their expectations and strategies for the future. Based on this information, the Board concluded, within the context of its full deliberations, that it was satisfied with the investment results that the Adviser and the Sub-Advisers had been able to achieve for the Funds.

Costs of Advisory Services, Profitability and Economies of Scale

In concluding that the advisory fees payable by the Funds were reasonable, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Advisers as well as the costs of services provided by and the profits realized by the Adviser and the Sub-Advisers from their relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates, and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fees paid by the Funds to those paid by other comparable mutual funds. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the services rendered and the costs of such services. The Board also considered the Adviser’s and the Sub-Advisers’ commitment to managing the Funds and the Adviser’s willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including expense limitation and fee waiver arrangements. Based on this evaluation, the Board concluded that, within the context of its full deliberations, economies of scale had not yet been achieved with respect to the Funds.

While formal Board action was not taken with respect to the conclusions discussed above, those conclusions formed, in part, the basis for the Board’s renewal of the Agreements. Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Agreements are fair and reasonable; (b) concluded that the Adviser’s and the Sub-Advisers’ fees are reasonable in light of the

Bishop Street Funds

(unaudited)

services (and the costs of such services) that the Adviser and the Sub-Advisers’ provide to the Funds; and (c) agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

June 30, 2013	www.bishopstreetfunds.com

INVESTMENT ADVISER

BISHOP STREET CAPITAL MANAGEMENT

HONOLULU, HI 96813

ADMINISTRATOR

SEI INVESTMENTS GLOBAL FUNDS SERVICES

OAKS, PA 19456

DISTRIBUTOR

SEI INVESTMENTS DISTRIBUTION CO.

OAKS, PA 19456

TRANSFER AGENT

DST SYSTEMS, INC.

KANSAS CITY, MO 64121

CUSTODIAN

UNION BANK, N.A.

SAN FRANCISCO, CA 94101

LEGAL COUNSEL

MORGAN, LEWIS & BOCKIUS LLP

PHILADELPHIA, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS LLP

PHILADELPHIA, PA 19103

FOR MORE INFORMATION ABOUT BISHOP STREET FUNDS, CALL 1-800-262-9565

OR YOUR INVESTMENT SPECIALIST

VISIT US ONLINE AT WWW.BISHOPSTREETFUNDS.COM

BISHOP STREET FUNDS P.O. BOX 219721 KANSAS CITY, MO 64121-9721

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF BISHOP STREET FUNDS’ SHAREHOLDERS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

SHARES OF BISHOP STREET FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY FIRST HAWAIIAN BANK OR ANY OF ITS AFFILIATES. SUCH SHARES ARE ALSO NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT IN SHARES OF MUTUAL FUNDS INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE BISHOP STREET FUNDS ARE DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION CO., WHICH IS NOT AFFILIATED WITH FIRST HAWAIIAN BANK, BANK OF THE WEST OR BANCWEST CORPORATION. BANCWEST CORPORATION IS A WHOLLY-OWNED SUBSIDIARY OF BNP PARIBAS.

BSF-SA-004-1900

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.30a-15(b)) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bishop Street Funds

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie
President
Date: September 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie
President
Date: September 5, 2013

By (Signature and Title)*	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO
Date: September 5, 2013

*	Print the name and title of each signing officer under his or her signature.